Document and Entity Information	12 Months Ended
Dec. 31, 2025
Statements of Net Assets Available for Benefits
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	SOUTHSTATE BANK CORPORATION
Entity Central Index Key	0000764038
Amendment Flag	false
401(k) Retirement Savings Plan
Statements of Net Assets Available for Benefits
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Amendment Flag	false